Property, plant and equipment	12 Months Ended
Dec. 31, 2024
Property, plant and equipment
Property, plant and equipment

B3. Property, plant and equipment

Property, plant and equipment is stated at historic cost less depreciation with the exception of freehold land and assets under construction which are not depreciated. Historic cost includes expenditure that is directly attributable to the acquisition of the items.

A breakdown of property, plant and equipment is shown below:

		Service		Vehicles
	Land and	contract	Other plant	and office
	buildings	equipment	and equipment	equipment	Total
	£m	£m	£m	£m	£m
Cost
At 1 January 2023	127	587	215	255	1,184
Exchange differences	(7)	(20)	(5)	(15)	(47)
Additions	7	123	14	23	167
Disposals	(9)	(77)	(9)	(25)	(120)
Acquisition of companies and businesses	—	1	1	8	10
Hyperinflationary adjustment	4	—	—	1	5
Reclassification from IFRS 16 ROU assets[1]	—	—	—	8	8
At 31 December 2023	122	614	216	255	1,207
At 1 January 2024	122	614	216	255	1,207
Exchange differences	(3)	(31)	(8)	(5)	(47)
Additions	7	126	14	24	171
Disposals	(4)	(98)	(16)	(51)	(169)
Acquisition of companies and businesses	1	1	—	5	7
Hyperinflationary adjustment	1	—	—	1	2
Reclassification from IFRS 16 ROU assets[1]	—	—	—	8	8
At 31 December 2024	124	612	206	237	1,179
Accumulated depreciation and impairment
At 1 January 2023	(44)	(356)	(151)	(138)	(689)
Exchange differences	2	14	5	7	28
Disposals	4	75	8	22	109
Hyperinflationary adjustment	(1)	—	—	(1)	(2)
Depreciation charge	(5)	(102)	(15)	(32)	(154)
At 31 December 2023	(44)	(369)	(153)	(142)	(708)
At 1 January 2024	(44)	(369)	(153)	(142)	(708)
Exchange differences	(1)	20	7	3	29
Disposals	3	96	16	46	161
Depreciation charge	(5)	(108)	(14)	(32)	(159)
At 31 December 2024	(47)	(361)	(144)	(125)	(677)
Net book value
At 1 January 2023	83	231	64	117	495
At 31 December 2023	78	245	63	113	499
At 31 December 2024	77	251	62	112	502
1.	Certain leased assets become owned assets at the end of their lease period and are therefore reclassified from ROU assets (Note B4).

Depreciation of assets is calculated using the straight-line method to allocate the difference between their cost and their residual values over their estimated useful lives, as follows:

Freehold buildings:	50 to 100 years
Leasehold improvements:	Shorter of the lease term or estimated useful life
Vehicles:	4 to 10 years
Plant and equipment (including service contract equipment):	3 to 10 years
Office equipment, furniture, and fittings:	3 to 10 years

Residual values and useful lives of assets are reviewed annually and amended as necessary. Fixed assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the fixed asset may exceed its recoverable amount. There were no impairments in the year (2023: £nil).

When assets are sold, the gain or loss between sale proceeds and net book value is recognised in the income statement.

The category of service contract equipment represents the pool of assets used by the Group in delivering contracted services to customers. Land and buildings comprise mainly offices and warehouses.